Cover Page	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	WEST PHARMACEUTICAL SERVICES, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	1-8036
Entity Tax Identification Number	23-1210010
Entity Address, Address Line One	530 Herman O. West Drive
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341-1147
City Area Code	610
Local Phone Number	594-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.25 per share
Trading Symbol	WST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000105770
Amendment Flag	false